SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Receivables [Abstract]
Beginning balance	$ 160,026	$ 6,872
Provision	111,105	160,254
Foreign currency translation adjustments	5,245	(7,100)
Ending balance	$ 276,376	$ 160,026